Label	Element	Value
Real Assets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 31, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 31, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 29, 2018

Global Concentrated Real Estate Portfolio
Real Assets Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Real Assets Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following is hereby added as the second paragraph of the section of each Prospectus entitled "Fund Summary—Fees and Expenses":

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Please retain this supplement for future reference.